Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 93.7%
Gerneral Obligation Bonds - 14.2%
850,000	California, State of (SIFMA Municipal Swap Index + 0.38%)	5.09%	12/01/2027	844,739
1,080,000	Coachella Valley Unified School District+	2.60%	08/01/2034	775,645
3,450,000	Compton Unified School District+	2.99%	06/01/2037	2,162,219
2,500,000	Illinois, State of	5.00%	11/01/2026	2,627,775
3,000,000	Oak Grove School District+	2.37%	08/01/2035	2,077,320
1,100,000	Placentia-Yorba Linda Unified School District+	2.63%	08/01/2036	756,536
2,000,000	Weld County Colorado School District	5.00%	12/01/2032	2,597,119
				11,841,353
Revenue Bonds - 79.5%
2,300,000	Austin, Texas	7.88%	09/01/2026	2,329,716
425,000	Arlington Higher Education Finance Corp.	5.00%	08/15/2026	514,242
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	1,102,870
725,000	Baltimore County Maryland	4.00%	01/01/2040	798,791
1,500,000	Baltimore County Maryland	4.00%	01/01/2045	1,646,430
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	684,923
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	555,910
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,243,627
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,235,010
3,045,000	California Infrastructure & Economic Development Bank (1 Month LIBOR USD + 0.20%)	1.31%	10/01/2047	3,031,327
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,309,230
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,660,255
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,275,674
2,000,000	California Statewide Communities Development Authority#	2.63%	11/01/2033	2,051,060
975,000	Cedar Rapids, Iowa#	12.00%	08/15/2032	975,000
1,000,000	Connecticut State Clean Water Fund	4.00%	02/01/2035	1,171,040
1,500,000	Connecticut State Clean Water Fund	5.00%	05/01/2036	1,832,655
2,000,000	Detroit Michigan Water Supply System Revenue	5.25%	07/01/2041	2,083,720
1,200,000	Grand Forks County North Dakota	5.75%	09/15/2028	1,055,832
1,000,000	Grand Forks County North Dakota	6.38%	12/15/2043	798,200
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	709,482
1,405,000	Hartford County Connecticut Metropolitan District Clean Water Project	5.00%	11/01/2036	1,601,826
1,730,000	Health & Educational Facilities Authority of the State of Missouri	5.75%	02/01/2031	1,761,071
1,005,000	JEA Water & Sewer System Revenue#	5.25%	10/01/2036	1,005,000
1,000,000	Maricopa County Industrial Development Authority (SIFMA Municipal Swap Index + 0.38%)	5.09%	01/01/2035	998,940
2,000,000	Massachusetts Health & Educational Facilities Authority#	0.75%	07/01/2044	2,000,000
905,000	Metropolitan Pier & Exposition Authority+	3.19%	12/15/2038	447,061
1,000,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2042	1,001,160
2,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	1,826,380
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,490,488
1,350,000	Michigan Finance Authority	5.00%	10/01/2020	1,376,447
1,000,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority	5.25%	08/15/2025	1,015,580
850,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	0.17%	08/01/2028	850,000
2,000,000	Minnesota Municipal Power Agency	5.25%	10/01/2035	2,039,120
1,000,000	New Hampshire Business Finance Authority (SIFMA Municipal Swap Index + 0.75%)	5.46%	10/01/2033	999,950
1,190,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,076,879
885,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	814,253
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	2,016,740
1,000,000	New York City Water & Sewer System#	0.75%	06/15/2049	1,000,000
1,000,000	New York State Dormitory Authority	5.00%	07/01/2050	1,150,410
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,495,624
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	964,040
1,500,000	Portland Metropolitan General Airport Revenue	4.00%	01/01/2038	1,663,395
950,000	Ohio, State of#	8.24%	03/01/2036	950,000
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	5.11%	01/01/2052	1,499,745
2,000,000	Springfield Illinois Water Revenue	5.00%	03/01/2037	2,128,500
2,350,000	University of North Carolina at Chapel Hill#	0.80%	02/15/2031	2,350,000
1,800,000	Vermont Educational & Health Buildings Financing Agency#	5.10%	12/01/2030	1,800,000
				66,387,603
Total Municipal Bonds (Cost $80,007,345)				78,228,956

Shares
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
2,528,616	First American Government Obligations Fund - Class Z, 0.39%*			2,528,616
Total Short-Term Investments (Cost $2,528,616)				2,528,616
Total Investments - 96.7% (Cost $82,535,961)				80,757,572
Other Assets in Excess of Liabilities - 3.3%				2,775,531
NET ASSETS - 100.0%				$83,533,103

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.